Revenue (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 26,235,681	$ 4,071,714	¥ 9,616,842
Point in time
Disaggregation of Revenue [Line Items]
Revenue	25,755,808		9,418,881
Over time
Disaggregation of Revenue [Line Items]
Revenue	479,873		197,961
Battery upgrade service
Disaggregation of Revenue [Line Items]
Revenue	270,828
Vehicle sales
Disaggregation of Revenue [Line Items]
Revenue	23,954,365	3,717,659	9,008,474
Other sales
Disaggregation of Revenue [Line Items]
Revenue	2,281,316	$ 354,055	608,368
Automotive Regulatory Credits
Disaggregation of Revenue [Line Items]
Revenue	516,549		0
Sales of Charging pile
Disaggregation of Revenue [Line Items]
Revenue	243,740		133,135
Sales of Packages
Disaggregation of Revenue [Line Items]
Revenue	368,433		162,975
Others
Disaggregation of Revenue [Line Items]
Revenue	¥ 881,766		¥ 312,258